Accrued Liabilities and Other Payables - Schedule of accrued liabilities and other payable (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Accrued Liabilities and Other Payables [Abstract]
Accrued marketing expenses	¥ 173,944		¥ 257,216
Accrued liabilities for learning services and online marketing services	141,521		136,605
Operating lease liabilities-current portion	46,688		29,982
Accrued technical expenses	29,890		24,000
Accrued administrative expenses	26,717		23,777
Accrued outside labor service fee	22,975		64,799
Payables for property, equipment and software	14,088		7,068
Deferred government grant	11,503		21,376
Warehousing and logistics fee	11,323		8,034
Accrued professional fee	10,177		11,811
Unpaid consideration for business combination	5,129
Deposits payable to service providers	1,762		1,823
Others	19,850		15,553
Total	¥ 515,567	$ 80,904	¥ 602,044